Shareholder Report, Average Annual Return (Details)		12 Months Ended	57 Months Ended	60 Months Ended	79 Months Ended	120 Months Ended
		May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
C000213941 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent	[1],[2]	70.38%	12.80%	7.72%
C000213942 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent	[3]	70.29%		7.67%	12.77%
C000213946 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares — with sales load
Average Annual Return, Percent	[4]	18.62%		3.95%		8.64%
C000213947 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares — with sales load
Average Annual Return, Percent	[5]	24.20%		4.33%		8.61%
C000213944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent	[6]	25.90%		5.41%		9.55%
C000213945 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent	[7],[8]	25.94%		5.45%		9.59%
C000213950 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent	[9],[10]	25.53%		3.48%		10.24%
C000213949 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent	[11]	25.83%		3.43%		10.21%
Without Sales Load [Member] | C000213946 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares — without sales load
Average Annual Return, Percent	[4]	25.52%		5.13%		9.26%
Without Sales Load [Member] | C000213947 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares — without sales load
Average Annual Return, Percent	[5]	24.55%		4.33%		8.61%
Morningstar Diversified Emerging Markets Funds Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Diversified Emerging Markets Funds Category Average
Average Annual Return, Percent		49.94%	8.61%	7.09%	8.61%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		54.31%	9.38%	7.54%	9.38%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent		32.77%		8.77%		9.82%
Morningstar Foreign Large Blend Funds Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Foreign Large Blend Funds Category Average
Average Annual Return, Percent		24.45%		7.97%		8.79%
MSCI Emerging Markets Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Growth Index
Average Annual Return, Percent		56.17%	10.03%	5.71%	10.03%
Morningstar Foreign Large Growth Funds Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Foreign Large Growth Funds Category Average
Average Annual Return, Percent		14.59%		3.34%		8.11%
MSCI ACWI ex USA Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Growth Index
Average Annual Return, Percent		27.50%		5.35%		9.20%

[1]
The Fund is the successor to the PNC Emerging Markets Equity Fund (the "Predecessor Fund") pursuantto a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historicalinformation for the Predecessor Fund's Class I Shares which commenced operations on March 31, 2017.

[2]
The Fund’s Class R6 Shares commenced operations on August 26, 2021. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares.

[3]
Commenced operations on November 15, 2019. The Fund is the successor to the PNC Emerging Markets Equity Fund (the "Predecessor Fund") pursuant to a reorganization involving the Fund and the Predecessor Fund. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund which commenced operations on March 31, 2017.

[4]
The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.

[5]
The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.

[6]
The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.

[7]
The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.

[8]
The Fund’s Class R6 Shares commenced operations on June 11, 2018. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for the Institutional Shares.

[9]
The Fund is the successor to the PNC International Growth Fund (the "Predecessor Fund") pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019,  For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund which commenced operations on February 29, 2016.

[10]
The Fund’s Class R6 Shares commenced operations on August 26, 2021. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the Class R6 Shares, since the Class R6 Shares have a lower expense ratio than the Institutional Shares.

[11]
Commenced operations on November 15, 2019.  The Fund is the successor to the PNC International Growth Fund (the "Predecessor Fund") pursuant to a reorganization involving the Fund and the Predecessor Fund.  For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund which commenced operations on February 29, 2016.